INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	R$ 1,280,299	R$ 798,844	R$ 1,392,882
Equity in earnings	10,141	(34,597)	(12,771)
Cumulative Translation Adjustment	125,719	(16,745)	(251,195)
Capital increase	7,000	362,857
Joint venture creation		145,084
Contingent price complement		65,500
Effect of selling of subsidiary			(205,577)
Dividends/Interest on equity	(55,357)	(40,644)	(124,495)
Balance at end of period	1,367,802	1,280,299	798,844
Advance for future investment in joint venture	375,456
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	346,080	303,526	509,086
Equity in earnings	(77,909)	(111,581)	(70,618)
Cumulative Translation Adjustment	33,101	(10,485)	(126,660)
Capital increase		178,670
Dividends/Interest on equity		(14,050)	(8,282)
Balance at end of period	301,272	346,080	303,526
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	584,899	404,522	792,117
Equity in earnings	51,648	41,553	40,067
Cumulative Translation Adjustment	96,045	(6,260)	(124,185)
Joint venture creation		145,084
Effect of selling of subsidiary			(203,843)
Dividends/Interest on equity	(31,359)		(99,634)
Balance at end of period	701,233	584,899	404,522
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	199,647	0	0
Equity in earnings	15,629	15,460
Cumulative Translation Adjustment	(1,377)
Capital increase		184,187
Balance at end of period	213,899	199,647	0
Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	149,673	90,796	91,679
Equity in earnings	20,773	19,971	17,780
Cumulative Translation Adjustment	(2,050)		(350)
Capital increase	7,000
Contingent price complement		65,500
Effect of selling of subsidiary			(1,734)
Dividends/Interest on equity	(23,998)	(26,594)	(16,579)
Balance at end of period	151,398	R$ 149,673	R$ 90,796
Gerdau Corsa S.A.P.I de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Advance for future investment in joint venture	R$ 375,456